OFFSET OF FINANCIAL ASSETS WITH FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Offset of Financial Assets With Financial Liabilities [Abstract]
Disclosure of detailed information about offsetting of financial assets and financial liabilities [Text Block]
Following is a detail of the financial instruments subject to offset contractually required as of December 31, 2017 and 2016:

December 31, 2017

							Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Consolidated Balance Sheet		Net Amounts of Assets Presented in the Consolidated Balance Sheet		Financial Instruments		Cash collateral Received		Net Exposure
Offsetting assets
Derivatives	Ps.	526,148	Ps.	(142,495)	Ps.	383,653	Ps.	(2,756)	Ps.	(45,387)	Ps.	335,510
Repurchase agreements		2,544,676		-		2,544,676		(2,544,676)		-		-
Total	Ps.	3,070,824	Ps.	(142,495)	Ps.	2,928,329	Ps.	(2,547,432)	Ps.	(45,387)	Ps.	335,510

							Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Consolidated Balance Sheet		Net Amounts of Liabilities Presented in the Consolidated Balance Sheet		Financial Instruments		Cash collateral Received		Net Exposure

Offsetting liabilities
Derivatives		446,526		(134,397)		312,129		(2,831)		(33,182)		276,116
Repurchase agreements		3,531,531		-		3,531,531		(3,721,846)		-		(190,315)
Total	Ps.	3,978,057	Ps.	(134,397)	Ps.	3,843,660	Ps.	(3,724,677)	Ps.	(33,182)	Ps.	85,801

December 31, 2016

							Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Consolidated Balance Sheet		Net Amounts of Assets Presented in the Consolidated Balance Sheet		Financial Instruments		Cash collateral Received		Net Exposure
Offsetting assets
Derivatives	Ps.	864,460	Ps.	(233,772)	Ps.	630,688	Ps.	(4,890)	Ps.	(40,241)	Ps.	585,557
Repurchase agreements		711,950		-		711,950		(671,028)		-		40,922
Total	Ps.	1,576,410	Ps.	(233,772)	Ps.	1,342,638	Ps.	(675,918)	Ps.	(40,241)	Ps.	626,479

							Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Consolidated Balance Sheet		Net Amounts of Liabilities Presented in the Consolidated Balance Sheet		Financial Instruments		Cash collateral Received		Net Exposure

Offsetting liabilities
Derivatives		942,258		(258,127)		684,131		(51,030)		(90,228)		542,873
Repurchase agreements		5,457,370		-		5,457,370		(5,264,105)		-		193,265
Total	Ps.	6,399,628	Ps.	(258,127)	Ps.	6,141,501	Ps.	(5,315,135)	Ps.	(90,228)	Ps.	736,138